General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2016
GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
General and administrative expenses

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Payroll and related costs	$ 5,899	$ 6,260	$ 6,931
Professional fees	3,946	3,734	3,403
Other expenses	4,449	4,014	4,430

Total	$ 14,294	$ 14,008	$ 14,764